Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.93%(a)
Alabama–2.49%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,623,463
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	2,725	3,121,978
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	2,725	3,110,506
Auburn University; Series 2011 A, RB (c)(d)	5.00%	06/01/2021	1,000	1,058,110
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,776,072
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (e)	5.00%	01/01/2042	10,005	11,861,528
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (d)	4.00%	12/01/2025	15,000	16,784,100
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB (f)	5.75%	10/01/2049	5,000	5,392,700
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (g)	5.50%	01/01/2043	900	645,633
Lower Alabama Gas District (The); Series 2016 A, RB (e)	5.00%	09/01/2046	6,000	8,459,220
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(h)(i)	1.18%	07/01/2040	1,200	1,200,000
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (j)	5.25%	05/01/2044	5,000	5,756,900
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	8,033,217
				83,823,427
Alaska–0.46%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,315,175
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,192,090
Alaska Municipal Bond Bank Authority; Series 2017 A, RB (e)	5.50%	10/01/2042	9,000	11,047,050
				15,554,315
Arizona–3.54%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(h)(i)	0.92%	01/01/2046	1,530	1,530,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,223,100
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (j)	5.25%	07/01/2047	4,500	4,906,530
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,315,329
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (j)	5.50%	07/01/2036	5,840	6,434,278
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (j)	5.75%	07/15/2048	3,150	3,527,748
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	18,155	22,123,138
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,015,350
Series 2010, RB	5.13%	05/15/2040	2,150	2,183,239
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,786,714
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,378,068
Goodyear (City of), AZ; Series 2010, Ref. RB	5.63%	07/01/2039	1,000	1,024,510
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (j)	5.00%	07/01/2036	2,500	2,735,475
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	$ 600	$ 601,410
Series 2009, RB	7.13%	01/01/2045	1,240	1,242,877
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB (c)(d)	6.30%	07/01/2021	1,000	1,079,790
Series 2012, RB (c)(d)	6.40%	07/01/2021	400	432,540
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (j)	6.50%	07/01/2034	1,095	1,266,378
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,243,270
Series 2012, RB	5.00%	06/01/2042	5,000	5,327,250
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,664,641
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB (j)	4.75%	06/15/2037	2,000	2,054,700
Series 2017, RB (j)	5.00%	06/15/2047	5,000	5,161,850
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,109,510
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (j)	5.25%	07/01/2048	5,000	5,161,750
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	1,978,342
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB (c)(d)	5.25%	07/01/2021	2,000	2,128,800
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	20,233,592
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (j)	6.00%	07/15/2027	2,000	2,158,500
Series 2013 B, GO Bonds (j)	5.70%	07/15/2029	775	825,631
Series 2013 B, GO Bonds (j)	6.00%	07/15/2033	710	758,074
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,067,220
Series 2011, Ref. RB	5.25%	10/01/2026	500	533,140
				119,212,744
Arkansas–0.18%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,144,881
California–9.34%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (c)(d)	5.38%	04/01/2021	735	778,710
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (e)	5.00%	04/01/2056	12,000	14,277,480
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (k)	0.00%	08/01/2031	40	31,154
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS -NATL)(b)	6.00%	04/01/2022	955	1,008,709
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (k)	0.00%	06/01/2046	20,000	4,219,600
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	250	252,648
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,352,150
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,518,550
Series 2019, GO Bonds	4.00%	10/01/2044	10,000	11,486,600
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB (e)	5.00%	05/01/2049	15,000	22,853,850
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (c)(d)	5.25%	07/01/2020	500	512,235
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,597,690
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	1,000	1,007,310
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	$ 3,737	$ 4,363,362
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(d)	5.00%	01/01/2022	1,250	1,354,713
Series 2011, RB (c)(d)	5.75%	01/01/2022	450	494,136
Series 2011, RB	5.00%	01/01/2028	275	294,107
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (f)	5.00%	12/31/2047	12,550	14,640,328
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	4,000	4,542,040
California (State of) Pollution Control Finance Authority;
Series 2012, RB (f)(j)	5.00%	07/01/2030	3,160	3,411,315
Series 2012, RB (f)(j)	5.00%	07/01/2037	6,955	7,438,790
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB (j)	5.00%	07/01/2039	5,250	6,333,600
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,877,725
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,123,260
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (j)	5.00%	06/01/2046	3,000	3,332,970
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB (j)	5.00%	12/01/2041	6,475	7,255,626
Series 2016 A, RB (j)	5.25%	12/01/2056	6,150	6,926,499
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2024	270	270,875
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(b)(k)	0.00%	08/01/2029	1,585	1,289,715
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds (k)	0.00%	08/01/2033	3,270	2,024,424
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2039	1,000	535,650
Earlimart School District; Series 1994 1, GO Bonds (INS -AMBAC)(b)	6.70%	08/01/2021	140	145,775
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (k)	0.00%	08/01/2032	5,030	3,762,691
Series 2009 A, GO Bonds (k)	0.00%	08/01/2033	4,185	3,025,546
Golden State Tobacco Securitization Corp.; Series 2018 A-2, Ref. RB	5.00%	06/01/2047	5,000	5,144,550
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS -AGM)(b)	5.00%	08/01/2026	2,000	2,507,800
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2034	1,500	1,034,610
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (k)	0.00%	06/01/2036	25,000	8,532,250
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,055
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017, RB (f)	5.00%	05/15/2046	6,000	6,937,380
Series 2018 A, RB (e)(f)(l)	5.25%	05/15/2048	12,000	14,553,480
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(b)(k)	0.00%	08/01/2035	3,260	2,180,060
Morongo Band of Mission Indians (The); Series 2018 A, RB (j)	5.00%	10/01/2042	4,800	5,515,392
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (m)	6.25%	08/01/2043	6,965	6,933,309
Norco (City of), CA Financing Authority; Series 2009, Ref. RB (INS -AGM)(b)	5.63%	10/01/2034	1,500	1,504,800
Oakland (Port of), CA; Series 2012 P, Ref. RB (f)	5.00%	05/01/2028	2,000	2,169,380
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2037	1,170	723,598
Series 2009 B, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2038	4,770	2,839,772
Series 2009 B, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2039	5,010	2,877,293
Series 2009 B, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2040	5,260	2,911,673
Series 2009 B, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2041	5,520	2,942,326
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds (k)	0.00%	08/01/2035	1,500	1,000,005
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,796,475
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	4,300	4,390,214
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	$ 1,000	$ 1,044,270
Series 2011, RB	6.50%	12/01/2021	2,000	2,186,320
Series 2011, RB	6.50%	12/01/2022	2,000	2,183,620
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (f)	5.00%	05/01/2023	10,000	10,551,300
Series 2018 D, RB (f)	5.25%	05/01/2048	14,190	17,197,570
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	5,000	6,135,150
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB (c)(d)	5.25%	03/01/2021	1,500	1,579,395
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,643,950
San Jose (City of), CA;
Series 2011 A-1, RB (f)	5.25%	03/01/2026	2,730	2,867,073
Series 2011 A-1, RB (f)	6.25%	03/01/2034	2,500	2,650,850
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (m)	6.63%	08/01/2042	4,915	4,966,657
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,682,720
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (k)	0.00%	06/01/2036	22,000	8,811,880
Series 2007 A, RB (k)	0.00%	06/01/2041	5,000	1,500,200
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,500	6,325,880
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds (k)	0.00%	08/01/2026	1,250	1,119,363
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	730	740,957
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(b)(k)	0.00%	08/01/2027	7,865	6,804,483
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS -AGC)(b)	5.50%	09/01/2034	1,000	1,003,240
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(b)(k)	0.00%	08/01/2024	3,570	3,334,094
				314,469,227
Colorado–2.84%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	1,118,548
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,048,490
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,489,214
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (j)	5.00%	12/01/2037	3,000	3,185,790
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,982,650
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	15,770	18,632,570
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (c)(d)	5.63%	06/01/2023	2,500	2,882,100
Series 2017, Ref. RB (c)(d)	5.00%	06/01/2027	3,500	4,401,985
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,819,500
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,462,352
Series 2019, RB	6.00%	01/15/2041	2,650	2,710,765
Colorado Springs (City of), CO; Series 2010 D-1, RB (c)(d)	5.25%	11/15/2020	1,000	1,038,910
Denver (City & County of), CO; Series 2018 A, Ref. RB (e)(f)	5.25%	12/01/2043	15,000	18,255,000
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2032	5,000	5,458,550
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,839,725
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,104,770
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,099,970
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,311,625
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,150,510
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	$ 6,255	$ 9,498,593
				95,491,617
Connecticut–1.36%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,476,460
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,210,220
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,955,872
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(f)	6.60%	07/01/2024	860	862,830
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	3,000	3,140,850
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.);
Series 2016 A, RB (j)	5.00%	09/01/2046	2,500	2,721,850
Series 2016 A, RB (j)	5.00%	09/01/2053	1,700	1,843,412
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,072,140
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,344,600
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,054,770
Series 2011 A, RB	5.00%	07/01/2041	5,700	5,956,500
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB (c)(d)	5.38%	07/01/2021	5,000	5,331,750
Hamden (Town of), CT (Whitney Center);
Series 2009 C, RB (d)	5.50%	01/01/2022	1,000	1,001,130
Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,730,201
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(d)	7.88%	04/01/2020	3,000	3,065,730
				45,768,315
Delaware–0.20%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. RB	5.40%	02/01/2031	1,050	1,076,985
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,593,600
				6,670,585
District of Columbia–3.06%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	2,665	2,672,089
Series 2009 A, RB (e)	5.00%	12/01/2023	10,715	10,716,179
Series 2009 A, RB (e)	5.25%	12/01/2027	6,860	6,860,823
Series 2009 B, Ref. RB (e)	5.00%	06/27/1945	4,285	4,285,471
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,536,249
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(d)	6.38%	03/01/2021	2,700	2,862,729
Series 2011, RB (c)(d)	6.63%	03/01/2021	1,100	1,173,612
District of Columbia (Georgetown University);
Series 2017, Ref. RB (c)(d)	5.00%	04/01/2027	1,180	1,470,197
Series 2017, Ref. RB	5.00%	04/01/2042	7,125	8,433,791
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,401,830
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB (k)	0.00%	06/15/2046	25,000	4,824,250
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (f)	5.00%	10/01/2034	5,295	6,268,698
Series 2018 A, Ref. RB (f)	5.00%	10/01/2043	15,800	18,880,210
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS -AGM)(b)(k)	0.00%	10/01/2037	$17,565	$ 10,188,929
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,644,474
				103,219,531
Florida–6.53%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	7,500	8,143,875
Broward (County of), FL;
Series 2015 A, RB (f)	5.00%	10/01/2045	5,030	5,719,613
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,428,197
Series 2019 B, RB (f)	4.00%	09/01/2044	5,000	5,472,900
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (j)	5.00%	07/01/2037	2,765	2,971,131
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	3,000	3,056,340
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000) (j)	7.25%	05/15/2026	1,000	952,610
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456) (j)	7.75%	05/15/2035	2,500	2,378,800
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB	6.00%	04/01/2042	3,250	3,644,680
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,322,586
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020	60	61,657
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (c)	6.88%	10/01/2022	1,630	1,790,229
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,647,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (j)	6.00%	06/15/2035	2,935	3,245,200
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2049	10,000	11,054,300
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038	6,000	6,680,580
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (e)(f)	5.00%	10/01/2048	15,000	17,871,300
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,062,944
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (c)(d)	5.50%	11/15/2021	6,500	7,034,430
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(b)	5.00%	10/01/2034	500	500,650
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,131,351
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,160,096
Miami-Dade (County of), FL;
Series 2010 B, RB (INS -AGM)(b)	5.00%	10/01/2035	1,205	1,240,451
Series 2010, Ref. RB (c)(d)	5.00%	10/01/2020	4,500	4,645,665
Series 2012 A, Ref. RB (c)(d)(f)	5.00%	10/01/2022	2,000	2,205,940
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	3,800	4,154,388
Series 2017 B, Ref. RB (f)	5.00%	10/01/2040	6,000	7,079,700
Series 2019 A, RB (f)	5.00%	10/01/2049	12,000	14,382,840
Miami-Dade (County of), FL (Miami International Airport); Series 2010, RB (c)(d)	5.38%	10/01/2020	3,105	3,213,769
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	9,000	10,635,210
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	3,350	3,417,938
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,013,700
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	8,570	10,031,785
Palm Beach (County of), FL Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (c)(d)	5.00%	07/01/2020	625	639,031
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,327,180
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	$ 4,920	$ 5,829,757
Putnam (County of), FL Development Authority (Seminole); Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,377,097
Reunion East Community Development District;
Series 2005, RB (g)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	190	204,807
Sunrise (City of), FL; Series 1998, Ref. RB (c)(d)	5.20%	10/01/2020	850	878,195
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	5,027,175
Tampa Bay Water; Series 2001 A, Ref. RB (INS -NATL)(b)	6.00%	10/01/2029	3,000	4,177,680
				219,812,779
Georgia–2.79%
Atlanta (City of), GA;
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,563,015
Series 2010 C, Ref. RB (INS -AGM)(b)	5.25%	01/01/2030	1,500	1,564,665
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,051,120
Series 2015, Ref. RB (e)	5.00%	11/01/2040	18,420	21,341,780
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	4.00%	07/01/2044	3,500	3,907,785
Series 2019 A, RB	4.00%	07/01/2049	2,400	2,663,112
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	10,000	10,919,600
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,249,430
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,708,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,982,870
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB (j)	5.88%	06/15/2047	1,680	1,720,471
Series 2017 A, RB (j)	6.00%	06/15/2052	1,530	1,559,636
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,549,390
Series 2019 B, RB (d)	4.00%	12/02/2024	7,000	7,800,940
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (j)	5.00%	11/01/2037	5,250	5,905,725
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(h)(i)	1.11%	01/01/2036	2,000	2,000,000
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (f)(j)	4.00%	01/01/2038	6,200	6,577,704
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS -AGM)(b)	5.50%	06/15/2035	1,020	1,042,471
Thomasville (City of), GA Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (c)(d)	5.13%	11/02/2020	750	776,947
				93,884,661
Guam–0.03%
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.00%	10/01/2020	1,100	1,135,332
Hawaii–0.23%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,379,237
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB (f)	3.25%	01/01/2025	4,500	4,727,340
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,658,685
				7,765,262
Illinois–10.84%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (c)	5.60%	01/01/2023	1,610	1,611,819
Bolingbrook (Village of), IL; Series 2005, RB (m)	6.25%	01/01/2024	940	927,188
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$ 3,300	$ 3,755,532
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,699,170
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,544,149
Series 2011 A, RB (c)(d)	5.00%	01/01/2022	1,000	1,078,170
Series 2011, COP	7.13%	05/01/2021	1,845	1,845,000
Series 2014, RB	5.00%	11/01/2044	1,905	2,103,158
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,037,002
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,265,560
Series 2017 A, RB (INS -AGM)(b)	5.25%	01/01/2042	2,000	2,354,880
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	10,220,485
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,453,280
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (j)	7.00%	01/15/2029	3,244	3,245,956
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP -GNMA)(f)	6.13%	02/20/2042	1,310	1,311,978
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	384	290,490
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2032	5,000	5,552,000
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	2,725	3,009,899
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (f)	5.00%	01/01/2030	5,000	5,336,500
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,918,100
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,608,642
Series 2017 D, RB (e)(f)	5.00%	01/01/2042	6,500	7,530,315
Series 2017 D, RB (e)(f)	5.00%	01/01/2047	7,500	8,627,550
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,484	1,484,267
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,541,200
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,294,000
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,386,640
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds (e)	5.00%	12/01/2024	15,000	16,102,200
Series 2015 A, GO Bonds (e)	5.00%	12/01/2044	12,000	13,434,000
Series 2015 C, GO Bonds (e)	5.00%	12/01/2027	6,805	7,875,563
Series 2015 C, GO Bonds (e)	5.00%	12/01/2028	4,000	4,621,440
Chicago (City of), IL Transit Authority;
Series 2011, RB (e)(l)	5.25%	12/01/2036	12,000	12,733,680
Series 2014, RB	5.00%	12/01/2044	8,195	9,076,700
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds (c)(k)	0.00%	12/01/2020	4,050	3,996,945
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,874
Illinois (State of);
Series 1991, RB (INS -AMBAC)(b)	6.25%	12/15/2020	495	503,306
Series 2012 A, GO Bonds	5.00%	01/01/2031	2,775	2,909,171
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,358,160
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,900,504
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,085,717
Series 2018 A, GO Bonds	6.00%	05/01/2027	5,000	6,096,300
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	12,665,915
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,111,255
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,454,643
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,063,300
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	$ 635	$ 677,882
Series 1992 C, RB (c)	6.25%	04/15/2022	730	779,202
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,725,186
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,400,242
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	1,180	1,215,542
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,382,435
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	870	813,569
Series 2016, RB	2.00%	05/15/2055	203	6,128
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (c)(d)	6.75%	08/15/2023	2,000	2,366,160
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,120,529
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,514,457
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,775,041
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,162,217
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,638,502
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (c)(d)	5.38%	03/01/2020	1,000	1,010,290
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,065,890
Series 2011 A, RB (INS -AGM)(b)	6.00%	08/15/2041	650	695,084
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,277,440
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(h)(i)	1.00%	08/01/2043	4,000	4,000,000
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB (e)	5.00%	04/10/1951	10,000	11,679,200
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB (c)(m)	5.65%	06/15/2022	3,660	4,064,804
Series 2002, Ref. RB (INS -NATL)(b)(m)	5.65%	06/15/2022	16,340	17,828,737
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,331,115
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	2,630	2,960,933
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	2,395	2,691,932
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (e)	5.00%	01/01/2038	8,000	8,732,960
Series 2015 A, RB (e)	5.00%	01/01/2040	14,190	16,285,437
McHenry (County of), IL Special Service Area (Wonder Lake Dredging); Series 2010, RB	6.50%	03/01/2030	3,820	3,849,185
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	6,860,600
Northern Illinois University;
Series 2011, Ref. RB (INS -AGM)(b)	5.50%	04/01/2026	2,000	2,024,000
Series 2011, Ref. RB (INS -AGM)(b)	5.25%	04/01/2028	2,000	2,022,080
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (g)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,056,830
Series 2010, RB (c)(d)	6.00%	06/01/2021	10,000	10,711,900
Series 2017, RB	5.00%	06/01/2026	8,000	9,664,480
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,872,250
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,042,290
				365,043,132
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.60%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, RB	5.00%	10/01/2041	$11,000	$ 11,664,400
Series 2016 A, RB (INS -NATL)(b)	5.00%	10/01/2046	15,000	17,584,800
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,091,169
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,274,973
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,611,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(h)(i)	0.98%	11/01/2037	10,260	10,260,000
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,012,545
Series 2016, RB	5.00%	07/01/2041	1,500	1,753,575
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,738,650
				53,991,112
Iowa–1.98%
Ames (City of), IA (Mary Greeley Medical Center);
Series 2011, RB (c)(d)	5.25%	06/15/2020	7,000	7,148,750
Series 2011, RB (c)(d)	5.50%	06/15/2020	1,000	1,022,570
Series 2011, RB (c)(d)	5.63%	06/15/2020	1,500	1,534,845
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (j)	5.88%	12/01/2027	6,795	7,074,682
Series 2013, Ref. RB (d)	5.25%	12/01/2037	8,140	8,812,690
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,025,960
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,346,432
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,690,457
Series 2005 E, RB (k)	0.00%	06/01/2046	50,000	6,534,500
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/2027	720	720,000
PEFA, Inc.; Series 2019, RB (d)	5.00%	09/01/2026	20,000	23,737,600
				66,648,486
Kansas–0.55%
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, RB	5.38%	03/01/2029	1,000	1,010,410
Series 2011 H, RB	5.00%	03/01/2034	1,000	1,009,500
Series 2011 H, RB	5.13%	03/01/2039	2,000	2,019,600
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,233,120
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,681,545
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,530,024
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,646,640
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,324,113
				18,454,952
Kentucky–2.39%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,382,770
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,599,800
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	4,500	5,161,545
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2045	12,000	13,997,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$ 1,700	$ 1,914,489
Series 2015 A, RB	5.00%	07/01/2040	2,620	2,876,839
Series 2015 A, RB	5.00%	01/01/2045	14,260	15,592,597
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	10,077,252
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(d)	6.50%	06/01/2020	3,200	3,284,000
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	5,000	5,315,250
Kentucky (State of) Public Energy Authority; Series 2018 B, RB (d)	4.00%	01/01/2025	6,000	6,630,780
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,630,459
				80,463,661
Louisiana–2.06%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB (c)(d)	5.00%	04/01/2021	550	577,665
East Baton Rouge Sewerage Commission; Series 2019 A, Ref. RB	4.00%	02/01/2045	8,500	9,444,435
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB (c)(d)	5.38%	01/01/2021	400	417,736
Series 2011 A, Ref. RB (c)(d)	6.00%	01/01/2021	3,000	3,151,600
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2038	6,000	6,814,680
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (c)(d)	5.00%	10/01/2020	1,000	1,031,950
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (c)(d)	5.50%	02/01/2020	1,500	1,510,590
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,264,530
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	14,127,940
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	681,115
Series 2015, RB	5.00%	12/01/2040	3,000	3,414,450
Series 2015, RB	5.00%	12/01/2045	5,500	6,204,495
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2048	5,000	5,935,400
Regional Transit Authority; Series 2010, RB (INS -AGM)(b)	5.00%	12/01/2030	2,580	2,671,926
Terrebonne (Parish of), LA; Series 2011 ST, RB (c)(d)	5.00%	04/01/2021	2,645	2,779,842
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,355,185
				69,383,539
Maryland–1.62%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2042	2,500	2,857,075
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,827,161
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,472,497
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,341,640
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021	4,250	4,472,020
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB (j)	5.13%	07/01/2037	1,265	1,341,912
Series 2017 A, RB (j)	5.25%	07/01/2047	4,295	4,522,205
Series 2017 A, RB (j)	5.38%	07/01/2052	1,530	1,618,113
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB (c)(d)	6.00%	07/01/2021	1,000	1,074,300
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,797,150
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB	5.00%	08/15/2041	$ 5,000	$ 5,264,350
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,894,000
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	1,460	1,493,084
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020	1,030	1,051,445
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds (h)	0.90%	11/01/2037	3,100	3,100,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,193,240
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,373,738
				54,693,930
Massachusetts–2.87%
Massachusetts (Commonwealth of); Series 2019 C, GO Bonds	5.00%	05/01/2041	15,000	18,671,400
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. RB (k)	0.00%	07/01/2031	13,000	10,017,150
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,698,680
Massachusetts (State of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,540,120
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,399,869
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,853,539
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,888,200
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,710,150
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,154,320
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,113,780
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,324,990
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (c)(d)	5.25%	07/01/2021	750	798,300
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,122,145
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021	1,000	1,060,470
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (c)(d)	5.50%	07/01/2021	950	1,014,885
Series 2011 H, RB	5.50%	07/01/2031	50	53,129
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2039	4,000	4,916,600
Series 2019 A, Ref. RB (f)	5.00%	07/01/2040	1,000	1,226,050
Series 2019 C, RB (f)	5.00%	07/01/2049	12,980	15,674,908
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	5.00%	07/01/2049	7,000	8,348,340
				96,587,025
Michigan–2.15%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,220	1,366,180
Series 2019, Ref. RB	5.00%	05/15/2042	2,000	2,217,340
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	532,595
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	7,759,360
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,296,990
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,015,425
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 2,720	$ 2,920,655
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,542,356
Series 2014 D-1, Ref. RB (INS -AGM)(b)	5.00%	07/01/2037	2,000	2,262,600
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2027	4,000	4,654,800
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,564,713
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	3,000	3,627,150
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,333,720
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (f)	7.50%	01/01/2021	355	354,642
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	5,000	5,027,250
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,818,200
Series 2016, RB	5.00%	03/01/2047	2,500	2,906,825
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,064,020
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,308,870
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (f)	5.00%	12/01/2032	1,500	1,638,240
Series 2012 B, RB (f)	5.00%	12/01/2037	1,500	1,630,455
Series 2012 D, Ref. RB (f)	5.00%	12/01/2028	2,500	2,741,125
				72,583,511
Minnesota–0.70%
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, RB (INS -AGC)(b)	5.00%	02/15/2030	1,060	1,066,742
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,648,736
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047	9,000	10,641,690
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,214,940
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,058,400
				23,630,508
Mississippi–1.85%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB (h)	0.95%	06/01/2023	28,800	28,800,000
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB (h)	0.95%	12/01/2039	2,400	2,400,000
Mississippi Business Finance Corp. (Chevron USA, Inc.);
Series 2010 G, VRD RB (h)	0.95%	11/01/2035	3,900	3,900,000
Series 2010 H, VRD IDR (h)	0.95%	11/01/2035	4,300	4,300,000
Series 2010 K, VRD RB (h)	0.95%	11/01/2035	9,700	9,700,000
Series 2010 L, VRD RB (h)	0.95%	11/01/2035	8,500	8,500,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	4,050	4,715,131
				62,315,131
Missouri–2.77%
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (f)	5.00%	03/01/2046	20,000	23,851,000
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,412,055
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB (j)	5.00%	04/01/2046	1,150	1,189,606
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (j)	5.00%	02/01/2040	1,500	1,655,100
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2042	$ 4,575	$ 5,140,607
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	950	956,394
Series 2016, Ref. RB	5.00%	02/01/2046	4,000	4,488,240
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,370,590
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,649,312
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB (e)	5.00%	11/15/2042	25,000	29,758,500
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.38%	11/15/2035	2,250	2,442,758
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,943,235
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,447,700
				93,305,097
Montana–0.12%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,849,379
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (c)(d)	5.75%	01/01/2021	1,000	1,048,900
				3,898,279
Nebraska–0.53%
Central Plains Energy Project (No. 3);
Series 2012, RB (n)	5.00%	09/01/2032	4,900	5,308,317
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	6,673,120
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,853,500
				17,834,937
Nevada–0.55%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	2,000	2,006,240
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	5,500	5,517,655
Series 2010 A, RB	5.25%	07/01/2042	2,000	2,006,420
Las Vegas (City of) NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	5,000	5,974,100
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (j)	5.00%	07/15/2047	2,900	3,097,084
				18,601,499
New Hampshire–0.22%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,372,180
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (c)(d)	6.00%	01/01/2021	1,100	1,156,606
				7,528,786
New Jersey–4.75%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	7,500	9,395,025
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2024	3,705	4,023,037
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(e)(l)	5.50%	09/01/2022	$ 9,550	$ 10,548,739
Series 2005, Ref. RB (INS -AMBAC)(b)	5.50%	09/01/2024	3,885	4,531,153
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,309,896
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,221,940
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,071,540
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,202,950
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,224,816
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	683,431
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,403,848
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	3,020	3,089,973
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043	1,500	1,677,915
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	8,000	8,555,440
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,590,266
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,260,770
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	4.00%	07/01/2044	2,500	2,795,175
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AGC)(b)(k)	0.00%	12/15/2026	10,000	8,562,200
Series 2006 C, RB (INS -NATL)(b)(k)	0.00%	12/15/2031	7,410	5,284,738
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,278,320
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,815,800
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,769,216
Series 2018 A, Ref. RB	5.00%	12/15/2034	8,000	9,325,280
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2030	5,000	5,825,250
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2031	7,500	8,711,850
Series 2019, RB	5.25%	06/15/2043	5,000	5,817,800
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,807,500
New Jersey (State of) Turnpike Authority;
Series 2009 I, RB (c)(d)	5.00%	01/01/2020	2,000	2,006,120
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,898,000
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,361,300
				160,049,288
New Mexico–0.27%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	2,000	2,035,420
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,190,241
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,397,652
Series 2019 A, RB	5.00%	07/01/2049	1,250	1,406,462
				9,029,775
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.56%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (c)(d)	6.25%	01/15/2020	$ 2,710	$ 2,726,450
Series 2009, RB (c)(d)	6.38%	01/15/2020	1,130	1,137,017
Series 2009, RB (k)	0.00%	07/15/2035	5,000	3,015,600
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,851,111
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	8,000	8,815,840
Metropolitan Transportation Authority;
Series 2011 A, RB (c)(d)	5.00%	11/15/2021	2,000	2,157,340
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,344,380
Series 2019 C, RB (INS -AGM)(b)	4.00%	11/15/2049	10,000	11,202,800
Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(h)(i)	0.95%	11/01/2035	955	955,000
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,715,890
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	6,274,117
Series 2019, RB (f)	5.00%	11/01/2049	6,500	7,868,900
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	3,000	3,132,120
New York (City of), NY;
Series 2019 A-1, GO Bonds	4.00%	08/01/2044	11,930	13,470,163
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,724,590
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,717,030
Subseries 2015 F-5, VRD GO Bonds (h)	0.98%	06/01/2044	10,765	10,765,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS -AGC)(b)	6.38%	01/01/2039	1,000	1,003,720
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (e)	5.00%	06/15/2045	28,610	30,960,312
Subseries 2012 A-1, VRD RB (h)	0.98%	06/15/2044	5,900	5,900,000
New York (City of), NY Transitional Finance Authority;
Subseries 2009 A-1, RB (e)	5.00%	05/01/2030	3,058	3,058,000
Subseries 2013, RB (e)	5.00%	11/01/2038	5,465	6,160,749
Subseries 2013, RB (e)	5.00%	11/01/2042	12,625	14,169,921
Subseries 2014 D-4, VRD RB (h)	1.00%	02/01/2044	10,300	10,300,000
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,247,500
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	12,014,200
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (e)	5.00%	09/22/1947	21,885	22,937,012
Series 2014 C, RB (e)	5.00%	03/15/2040	12,030	13,662,591
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (c)(d)	5.00%	05/01/2021	2,000	2,109,760
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, RB (c)(d)	5.00%	07/01/2021	1,000	1,063,760
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (h)	1.09%	11/01/2044	1,200	1,200,000
New York (State of) State Housing Finance Agency (Manhattan West Residential Housing); Series 2016 A, VRD RB (LOC - Bank Of China, Ltd.)(h)(i)	1.00%		500	500,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (j)	5.00%	11/15/2044	10,905	12,049,044
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,171,940
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	8,500	9,553,490
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2026	10,000	10,488,500
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2032	5,000	5,977,450
Series 2018, RB (f)	5.00%	01/01/2036	3,205	3,787,349
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (f)	5.00%	07/01/2046	15,205	16,793,618
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	$ 3,130	$ 3,210,441
Series 2005 A, RB (j)(k)	0.00%	08/15/2045	57,500	11,054,950
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,247,813
Triborough Bridge & Tunnel Authority; Series 1993 B, RB (c)	5.00%	01/01/2020	685	687,165
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	11,000	10,917,390
				322,100,023
North Carolina–0.70%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (h)	0.92%	01/15/2037	7,400	7,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	5,475	6,058,306
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,480	1,550,700
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,416,940
				23,425,946
North Dakota–0.58%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,829,357
Cass (County of), ND (Essentia Health Obligated Group); Series 2008 A, RB (INS -AGC)(b)	5.13%	02/15/2037	1,000	1,006,800
Fargo (City of), ND (Sanford); Series 2011, RB	6.25%	11/01/2031	1,250	1,368,213
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	2,000	2,032,960
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,450,559
				19,687,889
Ohio–4.80%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,075,980
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,842,850
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 A, RB (c)(d)	5.00%	06/01/2020	1,025	1,044,455
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,503,000
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047	15,575	15,655,211
Centerville (City of), OH (Graceworks Lutheran Services);
Series 2017, Ref. RB	5.25%	11/01/2047	2,700	2,953,665
Series 2017, Ref. RB	5.25%	11/01/2050	2,500	2,729,525
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,981,900
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	500	524,545
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,583,941
Cleveland (City of), OH;
Series 1993 G, Ref. RB (INS -NATL)(b)	5.50%	01/01/2021	1,245	1,277,059
Series 2008 B-1, RB (INS -NATL)(b)(k)	0.00%	11/15/2025	2,895	2,566,099
Series 2012 A, Ref. RB (c)(d)	5.00%	01/01/2022	5,000	5,396,200
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,129,520
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,382,200
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB (h)	1.07%	11/15/2041	2,000	2,000,000
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB	5.25%	06/01/2027	3,295	3,590,858
Series 2012, RB	5.50%	06/01/2042	6,000	6,495,420
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	12,500	18,283,375
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,871,127
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	7,230,373
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (d)	5.00%	02/01/2025	5,000	5,804,100
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	$16,500	$ 19,065,915
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB	5.13%	08/01/2031	1,750	1,847,860
Series 2011, RB	5.25%	08/01/2036	1,500	1,584,390
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2042	4,000	4,302,600
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,257,419
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (f)	5.00%	12/31/2025	2,000	2,322,520
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,000,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB (h)	0.98%	01/01/2039	360	360,000
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(f)	6.10%	09/20/2049	2,845	2,870,776
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,197,820
				161,730,703
Oklahoma–0.76%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,068,335
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2052	2,000	1,135,000
Series 2017, RB	5.25%	08/01/2057	2,610	1,481,175
Oklahoma Development Finance Authority; Series 2018 B, RB (e)(l)	5.50%	08/15/2057	6,000	7,137,540
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (d)(f)	5.00%	06/01/2025	5,000	5,619,050
				25,441,100
Oregon–0.54%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,198,804
Series 2018 A, RB	5.00%	05/15/2052	500	548,860
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2047	5,375	6,091,057
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,137,000
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,538,865
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	952,173
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB (f)	5.00%	07/01/2047	3,000	3,475,710
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,096,010
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,079,750
				18,118,229
Pennsylvania–2.62%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB (h)	1.00%	12/01/2037	1,500	1,500,000
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (c)(d)	5.25%	03/01/2021	700	735,168
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,053,586
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029	1,385	1,461,480
Delaware River Port Authority; Series 2010 D, RB (c)(d)	5.00%	01/01/2020	1,000	1,003,060
Erie (City of), PA Parking Authority;
Series 2010, RB (c)(d)	5.20%	09/01/2020	260	267,779
Series 2010, RB (INS -AGM)(b)	5.20%	09/01/2035	740	758,944
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(h)(i)	1.08%	06/01/2037	$ 820	$ 820,000
Geisinger Authority (Geisinger Health System); Series 2011 B, VRD RB (h)	0.90%	06/01/2041	500	500,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,190,556
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (f)	5.50%	11/01/2044	3,300	3,518,592
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2011 A, RB (c)(d)	5.13%	05/01/2021	470	496,278
Series 2011 A, RB	5.13%	05/01/2036	30	31,339
Pennsylvania (State of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	9,716,403
Subseries 2010 B-2, RB (c)(d)(m)	5.75%	12/01/2020	4,550	4,757,753
Subseries 2010 B-2, RB (c)(d)(m)	6.00%	12/01/2020	2,750	2,882,055
Subseries 2014 A-2, RB (m)	5.13%	12/01/2040	5,500	5,447,310
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,069,428
Philadelphia (City of), PA;
Ninth Series 2010, RB (c)(d)	5.00%	08/01/2020	500	512,800
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	7,500	8,737,425
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,324,540
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Childrens Hospital); Series 2011, VRD RB (h)	0.92%	07/01/2041	1,500	1,500,000
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,047,540
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2026	2,360	2,831,693
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031	2,000	2,044,420
				88,208,149
Puerto Rico–0.90%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	6,450	6,564,165
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2030	2,700	2,908,548
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	2,500	2,819,300
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	4,100	4,615,206
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (k)	0.00%	07/01/2027	6,343	5,053,341
Series 2018 A-1, RB (k)	0.00%	07/01/2029	4,150	3,074,196
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,496,474
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,638,427
Series 2018 A-1, RB	4.75%	07/01/2053	2,000	2,069,700
				30,239,357
Rhode Island–0.02%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB (c)(d)	5.00%	12/01/2020	500	516,965
South Carolina–1.23%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,276,795
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,039,980
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS -AGC)(b)	5.00%	01/01/2030	500	526,095
Series 2011 D, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	1,000	1,065,350
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	$ 2,000	$ 2,121,380
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,089,629
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(d)	5.25%	08/01/2023	3,850	4,399,357
South Carolina (State of) Ports Authority; Series 2015, RB (c)(d)(f)	5.00%	07/01/2025	10,000	11,925,000
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,481,829
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,613,500
				41,538,915
South Dakota–0.17%
Rapid City (City of), SD; Series 2011 A, Ref. RB	6.75%	12/01/2031	1,500	1,506,360
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB (c)(d)	5.00%	07/01/2021	4,000	4,238,760
				5,745,120
Tennessee–1.07%
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, RB (c)(d)	5.63%	07/01/2020	2,000	2,051,480
Knox (County of), TN Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,219,140
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2027	2,000	2,116,100
Series 2012, Ref. RB	5.00%	07/01/2032	1,500	1,578,330
Series 2012, Ref. RB	5.00%	07/01/2037	1,100	1,157,376
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,230,555
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,736,190
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	500	537,415
Series 2014, RB	5.25%	12/01/2044	1,165	1,252,701
				35,879,287
Texas–7.96%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)(e)	5.00%	02/15/2045	15,000	17,806,350
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (f)(g)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,050,200
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB (c)	7.00%	05/01/2021	345	363,226
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,562,685
Central Texas Regional Mobility Authority;
Series 2011, RB (c)(d)	5.75%	01/01/2021	1,000	1,048,900
Series 2011, RB (c)(d)	6.00%	01/01/2021	5,000	5,257,300
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	9,975,059
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,263,300
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,180,540
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,591,250
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS -AGC)(b)	5.25%	08/15/2034	4,000	4,011,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	$ 1,250	$ 1,382,913
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,644,705
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP -Texas Permanent School Fund)(k)	0.00%	08/15/2023	2,000	1,902,380
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.25%	10/01/2051	14,360	16,196,788
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (h)	0.85%	11/01/2041	1,600	1,600,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS -AGM)(b)	5.25%	08/15/2031	6,665	9,126,384
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(h)(i)	1.13%	02/15/2042	1,170	1,170,000
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,480	1,483,596
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS -AGM)(b)(k)	0.00%	09/01/2026	8,750	7,743,662
Series 2001 B, RB (INS -AGM)(b)(k)	0.00%	09/01/2027	3,600	3,101,220
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	1,837,224
Series 2011, RB (c)(d)	6.50%	05/15/2021	1,740	1,871,109
Laredo Community College District; Series 2010, RB (c)(d)	5.25%	08/01/2020	1,000	1,026,910
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,031,930
Series 2012, RB (f)	5.00%	11/01/2028	2,000	2,169,820
Lower Colorado River Authority;
Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	10	10,907
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,975,184
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,025,791
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,770,615
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,083,675
Series 2016, Ref. RB	5.00%	02/15/2030	280	282,803
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	2,014,467
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,254,880
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,566,858
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,332,988
Series 2016 A, RB	5.38%	11/15/2036	865	928,387
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,330,763
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,579,121
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,504,350
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2046	3,000	3,196,440
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,668,810
Series 2016, RB	5.00%	01/01/2036	3,400	3,903,030
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(k)	0.00%	01/01/2028	12,800	10,936,960
Series 2008 D, Ref. RB (INS -AGC)(b)(k)	0.00%	01/01/2029	2,165	1,795,088
Series 2008 D, Ref. RB (INS -AGC)(b)(k)	0.00%	01/01/2031	4,710	3,646,576
Series 2011, Ref. RB	5.00%	01/01/2038	1,000	1,037,380
Series 2019 A, Ref. RB	4.00%	01/01/2044	7,500	8,358,225
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (d)(f)(j)	7.25%	02/13/2020	4,000	4,029,960
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,181,860
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	850	1,000,297
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	$ 400	$ 400,704
Series 2016, RB	5.75%	09/15/2036	150	150,692
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	1,250	1,253,275
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	1,000	1,002,640
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (g)	5.75%	12/31/2049	345	241,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,735	1,737,759
Series 2007, RB	5.75%	02/15/2029	1,500	1,501,905
Series 2017A, RB	6.38%	02/15/2052	5,000	5,528,650
Texas (State of) Transportation Commission;
Series 2019, RB (k)	0.00%	08/01/2045	4,000	1,302,680
Series 2019, RB (k)	0.00%	08/01/2046	3,180	982,747
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (k)	0.00%	08/15/2036	7,670	4,005,504
Series 2015 B, Ref. RB (k)	0.00%	08/15/2037	9,995	4,979,709
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(k)	0.00%	08/15/2027	970	837,779
Series 2002, RB (c)(k)	0.00%	08/15/2027	30	26,253
Texas (State of) Water Development Board; Series 2019 A, RB	4.00%	10/15/2049	10,000	11,297,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,810	4,434,078
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,195,680
Series 2012, RB	5.00%	12/15/2028	6,310	6,869,886
Series 2012, RB	5.00%	12/15/2031	1,875	2,031,750
Series 2012, RB	5.00%	12/15/2032	3,865	4,181,853
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2045	7,550	8,447,619
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	5,460	5,484,461
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	3,475	4,065,785
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB (c)(d)	5.13%	07/01/2021	1,655	1,752,993
Series 2011, RB (c)(d)	5.25%	07/01/2021	2,000	2,122,300
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS -AMBAC)(b)	5.38%	11/15/2024	1,300	1,324,570
				267,973,642
Utah–0.60%
Murray (City of), UT; Series 2005 B, VRD RB (h)	0.91%	05/15/2037	3,835	3,835,000
Salt Lake City Corp Airport Revenue; Series 2017 A, RB (e)(f)	5.00%	07/01/2042	14,000	16,432,920
				20,267,920
Vermont–0.04%
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020	1,250	1,291,413
Virgin Islands–0.27%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,500	5,510,340
Series 2010 A, RB	5.00%	10/01/2025	850	855,380
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,762,045
				9,127,765
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–1.26%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	$ 2,500	$ 2,662,450
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	758,212
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,081,830
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (m)	5.20%	06/01/2046	4,000	4,022,680
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	07/01/2034	5,000	5,334,300
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	5.00%	07/01/2027	4,465	4,831,487
Series 2012, RB (f)	5.50%	01/01/2042	4,920	5,345,285
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (f)	5.00%	07/01/2034	6,735	7,185,302
Series 2012, RB (f)	5.00%	01/01/2040	2,535	2,696,454
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	7,500	8,569,500
				42,487,500
Washington–2.63%
Seattle (Port of), WA; Series 2018 A, RB (e)(f)	5.00%	05/01/2043	21,000	24,420,690
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,315,950
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	20,000	23,794,200
Series 2018, RB (e)	5.00%	07/01/2048	15,000	17,931,300
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	6.00%	01/01/2031	1,500	1,563,615
Series 2011, RB	5.63%	01/01/2035	1,250	1,295,450
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (j)	5.00%	07/01/2046	6,755	7,268,380
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (j)	6.50%	07/01/2030	800	868,672
Series 2015 A, RB (j)	6.75%	07/01/2035	820	895,719
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(h)(i)	1.07%	09/01/2049	1,300	1,300,000
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (j)	5.00%	01/01/2036	1,875	2,097,712
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB (j)	5.00%	07/01/2048	2,000	2,136,460
Series 2018 A, Ref. RB (j)	5.00%	07/01/2053	1,500	1,596,750
				88,484,898
West Virginia–0.24%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (j)	5.50%	06/01/2037	2,500	2,766,325
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (f)(j)	6.75%	02/01/2026	4,035	4,075,068
Series 2018, RB (f)(j)	8.75%	02/01/2036	1,300	1,341,886
				8,183,279
Wisconsin–2.84%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (j)	6.75%	08/01/2031	3,000	3,573,870
Public Finance Authority (KU Campus Development Corp. — Central District Development Project); Series 2016, RB (e)	5.00%	03/01/2041	10,000	11,674,500
Public Finance Authority (The Evergreens Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/15/2044	2,000	2,293,900
Series 2019 A, Ref. RB	5.00%	11/15/2049	2,000	2,287,080
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (j)	5.00%	03/01/2052	1,075	1,171,868
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	2,000	2,006,220
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	$ 3,500	$ 3,767,365
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,155	1,136,843
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, RB (INS -AGC)(b)	5.13%	02/15/2030	1,500	1,509,915
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,120,820
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,063,900
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,467,094
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,052,310
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,048,690
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,187,560
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (j)	7.00%	12/01/2050	7,000	8,377,110
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (f)	5.00%	09/30/2049	2,750	2,751,678
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,280,750
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (j)	6.25%	01/01/2038	5,250	5,458,740
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,851,450
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,669,000
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,353,220
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,397,943
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,191,223
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (j)	5.25%	12/01/2039	7,285	7,857,601
				95,550,650
Wyoming–0.27%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,058,180
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(e)	5.00%	01/01/2047	7,000	8,155,490
				9,213,670
TOTAL INVESTMENTS IN SECURITIES(o)–109.93% (Cost $3,467,984,334)					3,702,207,744
FLOATING RATE NOTE OBLIGATIONS–(9.44)%
Notes with interest and fee rates ranging from 1.60% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(p)					(317,960,000)
OTHER ASSETS LESS LIABILITIES–(0.49)%					(16,352,775)
NET ASSETS –100.00%					$3,367,894,969
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Security subject to the alternative minimum tax.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $1,052,139, which represented less than 1% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $214,389,108, which represented 6.37% of the Fund’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $35,695,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Security subject to crossover refunding.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $529,992,430 are held by TOB Trusts and serve as collateral for the $317,960,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,138	March-2020	$(147,210,969)	$166,214	$166,214

(a)	Futures contracts collateralized by $1,790,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,702,207,744	$—	$3,702,207,744
Other Investments - Assets*
Futures Contracts	166,214	—	—	166,214
Total Investments	$166,214	$3,702,207,744	$—	$3,702,373,958

*	Unrealized appreciation.
Invesco Municipal Income Fund